Financial Instruments And Risk Management	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Financial Instruments And Risk Management [Abstract]
Financial Instruments And Risk Management

Note 10— Financial Instruments and Risk Management

DERIVATIVE INSTRUMENTS — The Company makes limited use of derivative instruments to manage certain risks related to commodity prices. The use of derivative instruments for risk management is covered by operating policies and is closely monitored by the Company’s senior management. The Company does not hold any derivatives for speculative purposes and it does not use derivatives with leveraged or complex features. Derivative instruments are traded primarily with creditworthy major financial institutions or over national exchanges such as the New York Mercantile Exchange (“NYMEX”). To qualify for hedge accounting, the changes in the market value of a derivative instrument must historically have been, and would be expected to continue to be, highly effective at offsetting changes in the prices of the hedged item. To the extent that the change in fair value of a derivative instrument has less than perfect correlation with the change in the fair value of the hedged item, a portion of the change in fair value of the derivative instrument is considered ineffective and would normally be recorded in earnings during the affected period.

The Company is subject to commodity price risk related to corn that it will purchase in the future for feedstock and WDGS that it will sell in the future at its remaining ethanol production facility.   At March 31, 2014 and 2013, the Company had open physical delivery commitment contracts for purchase of approximately 3.5 million and 18.7 million bushels of corn, respectively, for processing at its ethanol plants. For the periods ended March 31, 2014 and 2013, the Company had open physical delivery commitment contracts for sale of approximately 0.5 million and 0.9 million equivalent bushels, respectively, of DDGS and WDGS. To manage the price risk associated with certain of these physical delivery commitments which have fixed prices, at March 31, 2014, the Company had outstanding derivative contracts with offsetting long and short volumes of 0.5 million bushels, that mature at future prices in effect on the expected date of delivery under the physical delivery commitment contracts.  At March 31, 2013, the Company had a net short volume of 6.0 million bushels of these same outstanding derivative contracts.  Additionally, at March 31, 2014 and 2013, the Company had outstanding derivative contracts with a net short volume of 1.9 and 2.1 million bushels of corn to buy back when certain corn inventories are expected to be processed. The impact of marking to market these commodity derivative contracts decreased income before taxes by $0.6 million and increased income before taxes by $0.2 million for the three months ended March 31, 2014 and 2013, respectively.

At March 31, 2014 and December 31, 2013, the fair value of derivative instruments not designated as hedging instruments are presented in the following table.

	March 31, 2014				December 31, 2013
	Balance		Balance		Balance		Balance
	Sheet	Fair	Sheet	Fair	Sheet	Fair	Sheet	Fair
(Thousands of dollars)	Location	Value	Location	Value	Location	Value	Location	Value
Commodity derivative contracts	Accounts		Accounts		Accounts		Accounts
	Receivable	$515	Payable	$1,088	Receivable	$224	Payable	$291

For the three-month periods ended March 31, 2014 and 2013, the gains and losses recognized in the consolidated and combined Statements of Income for derivative instruments not designated as hedging instruments are presented in the following table.

		Gain (Loss)
		Three Months Ended
(Thousands of dollars)	Statement of Income	March 31,
Type of Derivative Contract	Location	2014	2013
Commodity	Fuel and ethanol costs
	of goods sold	$(1,465)	$(1,598)

The Company offsets certain assets and liabilities related to derivative contracts when the legal right of offset exists. Derivative assets and liabilities which have offsetting positions at March 31, 2014 and December 31, 2013 are presented in the following tables:

		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Assets Presented in
	of Recognized	Consolidated	the Consolidated
(Thousands of dollars)	Assets	Balance Sheet	Balance Sheet
At March 31, 2014
Commodity derivatives	$597	$(82)	$515

At December 31, 2013
Commodity derivatives	$233	$(9)	$224

		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Liabilities Presented
	of Recognized	Consolidated	in the Consolidated
	Liabilities	Balance Sheet	Balance Sheet
At March 31, 2014
Commodity derivatives	$1,170	$(82)	$1,088

At December 31, 2013
Commodity derivatives	$300	$(9)	$291

All commodity derivatives above are corn-based contracts associated with the Company’s Hereford plant as all positions related to Hankinson were assumed by the buyer in conjunction with the sale. Net derivative assets are included in Accounts Receivable presented in the table on the prior page and are included in Accounts Receivable on the Consolidated Balance Sheets; likewise, net derivative liabilities in the above table are included in Accounts Payable in the table above and are included in Accounts Payable and Accrued Liabilities on the Consolidated Balance Sheets. These contracts permit net settlement and the Company generally avails itself of this right to settle net. At March 31, 2014 and December 31, 2013, cash deposits of $2.0 million and $2.9 million related to commodity derivative contracts were reported in Prepaid Expenses in the Consolidated Balance Sheets, respectively. These cash deposits have not been used to reduce the reported net liabilities on the corn-based derivative contracts at March 31, 2014 or December 31, 2013.

Note 13 — Financial Instruments and Risk Management

DERIVATIVE INSTRUMENTS — The Company makes limited use of derivative instruments to manage certain risks related to commodity prices. The use of derivative instruments for risk management is covered by operating policies and is closely monitored by the Company’s senior management. The Company does not hold any derivatives for speculative purposes and it does not use derivatives with leveraged or complex features. Derivative instruments are traded primarily with creditworthy major financial institutions or over national exchanges such as the New York Mercantile Exchange (“NYMEX”).

The Company is subject to commodity price risk related to corn that it will purchase in the future for feedstock and DDGS and WDGS that it will sell in the future at its ethanol production facility. At December 31, 2013 and 2012, the Company had open physical delivery commitment contracts for purchase of approximately 3.1 million and 19.2 million bushels of corn, respectively, for processing at its ethanol plant. For the periods ended December 31, 2013 and 2012, the Company had open physical delivery commitment contracts for sale of approximately 0.5 million and 1.1 million equivalent bushels, respectively, of DDGS and WDGS. To manage the price risk associated with certain of these physical delivery commitments which have fixed prices, at December 31, 2013 and 2012, the Company had outstanding derivative contracts with a net short volume of approximately 0.5 million bushels and net short volume of 6.3 million bushels, respectively, that mature at future prices in effect on the expected date of delivery under the physical delivery commitment contracts. Additionally, at December 31, 2013, the Company had outstanding derivative contracts with a net short volume of 2.0 million bushels of corn to buy back when certain corn inventories are expected to be processed. The impact of marking to market these commodity derivative contracts decreased income before taxes by $0.1 million, increased income before taxes by $2.9 million, and decreased income before taxes by $0.3 million for the three years ended December 31, 2013, 2012 and 2011, respectively.

At December 31, 2013 and 2012, the fair value of derivative instruments not designated as hedging instruments are presented in the following table.

	December 31, 2013				December 31, 2012
	Asset Derivatives		Liabilitiy Derivatives		Asset Derivatives		Liabilitiy Derivatives
	Balance		Balance		Balance		Balance
	Sheet	Fair	Sheet	Fair	Sheet	Fair	Sheet	Fair
(Thousands of dollars)	Location	Value	Location	Value	Location	Value	Location	Value
Commodity derivative contracts	Accounts		Accounts		Accounts		Accounts
	Receivable	$224	Payable	$291	Receivable	$3,043	Payable	$102

For the years ended December 31, 2013 and 2012, the gains and losses recognized in the consolidated and combined Income Statements for derivative instruments not designated as hedging instruments are presented in the following table.

		Amount of Gain (Loss) Recognized
		in Income on Derivative
(Thousands of dollars)	Statement of Income
Type of Derivative Contract	Location	2013	2012
Commodity	Fuel and ethanol costs
	of goods sold	$8,516	$(38,283)

The Company offsets certain assets and liabilities related to derivative contracts when the legal right of offset exists. Derivative assets and liabilities which have offsetting positions at December 31, 2013 and 2012 are presented in the following tables:

		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Assets Presented in
	of Recognized	Combined	the Combined
(Thousands of dollars)	Assets	Balance Sheet	Balance Sheet
At December 31, 2013
Commodity derivatives	$233	$(9)	$224

At December 31, 2012
Commodity derivatives	$6,727	$(3,684)	$3,043

		Gross Amounts	Net Amounts of
	Gross Amounts	Offset in the	Liabilities Presented
	of Recognized	Consolidated	in the Consolidated
(Thousands of dollars)	Liabilities	Balance Sheet	Balance Sheet
At December 31, 2013
Commodity derivatives	$300	$(9)	$291

At December 31, 2012
Commodity derivatives	$3,786	$(3,684)	$102

All commodity derivatives above are corn-based contracts associated with the Company’s Hereford ethanol plant as all positions related to Hankinson were assumed by the buyer in conjunction with the sale. Net derivative assets are included in Accounts Receivable presented in the table on the prior page and are included in Accounts Receivable on the Consolidated and Combined Balance Sheets; likewise, net derivative liabilities in the above table are included in Accounts Payable in the table above and are included in Accounts Payable and Accrued Liabilities on the Consolidated and Combined Balance Sheets. These contracts permit net settlement and the Company generally avails itself of this right to settle net. At December 31, 2013 and 2012 cash deposits of $2.9 million and $12.3 million, respectively, related to commodity derivative contracts were reported in Prepaid Expenses in the Consolidated and Combined Balance Sheets. These cash deposits have not been used to reduce the reported net liabilities on the corn-based derivative contracts at December 31, 2013 and 2012.